UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22171
                                                     ---------

                                  UBS Enso Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2008
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                  UBS ENSO FUND
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




              PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 2008

                                  UBS ENSO FUND
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




              PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 2008




                                    CONTENTS

Report of Independent Registered Public Accounting Firm .......................1

Statement of Assets and Liabilities ...........................................2

Statement of Operations .......................................................3

Statements of Changes in Net Assets ...........................................4

Statement of Cash Flows .......................................................5

Financial Highlights ..........................................................6

Notes to Financial Statements .................................................7

Schedule of Portfolio Investments ............................................22

                     [GRAPHIC OMITTED]             Ernst & Young LLP
                       ERNST & YOUNG               5 Times Square
                                                   New York, New York 10036-6530

                                                   Tel: (212) 773-3000



            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS ENSO FUND

We have audited the accompanying statement of assets and liabilities of UBS Enso Fund (the "Fund"), including the schedule of portfolio investments as of December 31, 2008, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the period from June 1 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Enso Fund at December 31, 2008, the results of its operations, changes in net assets and its cash flows and the financial highlights for the period from June 1 2008 (commencement of operations) to December 31, 2008, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

February 23, 2009





                  A member firm of Ernst & Young Global Limited
                                                                               1

                                                                                                  UBS ENSO FUND

                                                                            STATEMENT OF ASSETS AND LIABILITIES

---------------------------------------------------------------------------------------------------------------

                                                                                              DECEMBER 31, 2008

---------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $15,683,286)                                        $10,455,563
Cash and cash equivalents                                                                            3,365,201
Deferred offering costs                                                                                107,500
Swap contracts, at fair value (upfront fees $70,541)                                                   145,159
Unrealized appreciation on forward contracts                                                            12,866
Receivables:
  Investments sold, not settled                                                                     12,402,531
  Due from broker                                                                                    4,372,283
  Dividends                                                                                             19,143
Other assets                                                                                            11,570
---------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                        30,891,816
---------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds of sales $56,143)                           28,608
Swap contracts, at fair value                                                                          904,558
Unrealized depreciation on forward contracts                                                            41,173
Payables:
  Investments purchased, not settled                                                                11,095,301
  Due to advisor                                                                                       283,847
  Professional fees                                                                                    152,397
  Custodian fee                                                                                         33,011
  Administration fee                                                                                    30,000
  Dividends                                                                                              5,911
  Other liabilities                                                                                     30,627
---------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                   12,605,433
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $18,286,383
---------------------------------------------------------------------------------------------------------------


NET ASSETS

Represented by:
Paid in Capital                                                                                    $33,289,200
Undistributed net investment income                                                                    261,801
Accumulated net realized loss on investments and foreign currency transactions                      (9,206,183)
Accumulated net unrealized appreciation/(depreciation) on investments in securities,
  derivative contracts, and other assets and liabilities denominated in foreign currencies          (6,058,435)
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $18,286,383
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE (BASED ON 364,285 SHARES OUTSTANDING)                                    $     50.20
---------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                                  UBS ENSO FUND

                                                                                        STATEMENT OF OPERATIONS

---------------------------------------------------------------------------------------------------------------

                                     PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $6,098)                                              $    138,048
Interest                                                                                                33,002
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                171,050
---------------------------------------------------------------------------------------------------------------

EXPENSES

Professional fees                                                                                      308,971
Management Fee                                                                                         238,610
Offering costs                                                                                         150,500
Administration fee                                                                                     105,000
Custody fee                                                                                             92,958
Directors' fee                                                                                          54,000
Dividends                                                                                               16,117
Organizational costs                                                                                     1,000
Other expenses                                                                                          60,132
---------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                       1,027,288
---------------------------------------------------------------------------------------------------------------

REIMBURSEMENT BY ADVISER (NOTE 2C)                                                                    (689,660)
---------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                                           337,628
---------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                   (166,578)
---------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED  GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
  Investments                                                                                      (11,953,376)
  Swaps                                                                                              2,139,046
  Short sales                                                                                          528,123
  Written options                                                                                       36,530
  Foreign currency transactions                                                                        602,304
Net change in unrealized appreciation/depreciation from:
  Investments, derivative contracts and foreign currency transactions                               (5,228,495)
  Swaps                                                                                               (829,940)
---------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                             (14,705,808)
---------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS DERIVED FROM OPERATIONS                                                $(14,872,386)
---------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                   UBS ENSO FUND

                                              STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------


DECREASE IN NET ASSETS FROM OPERATIONS:

  Net investment income/(loss)                                     $   (166,578)
  Net realized gain/(loss) from investments, derivative
        contracts and foreign currency transactions                  (8,647,373)
  Net change in unrealized appreciation/depreciation
        from investments, derivative contracts
        and foreign currency transactions                            (6,058,435)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                (14,872,386)
                                                                   ------------

DISTRIBUTIONS:

  Distributions to shareholders from net investment income             (280,931)
                                                                   ------------

TOTAL DISTRIBUTIONS                                                    (280,931)
                                                                   ------------

INCREASE FROM CAPITAL TRANSACTIONS:

  Net proceeds from shareholders' subscriptions                      33,063,200
  Reinvestment of distributions                                         276,500
                                                                   ------------

NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                 33,339,700
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                         18,186,383
                                                                   ------------

NET ASSETS:
  Beginning of year                                                     100,000
                                                                   ------------
  End of year*                                                     $ 18,286,383
                                                                   ============

*INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME                     $    261,801
                                                                   ============




   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                                                       UBS ENSO FUND

                                                                             STATEMENT OF CASH FLOWS

----------------------------------------------------------------------------------------------------

                          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

----------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Net Assets derived from operations                                     $(14,872,386)
Adjustments to reconcile net decrease in Net Assets derived from operations to net cash used in operating activities:
  Purchases of investments                                                              (67,939,569)
  Proceeds from disposition of investments                                               40,232,366
  Proceeds received from short sales                                                      4,619,806
  Cost to cover short sales                                                              (4,035,540)
  Net realized (gain)/loss from investments                                              11,425,253
  Net change in unrealized appreciation/depreciation from investments,
    derivative contracts and foreign currency transactions                                6,058,435
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Deferred offering cost                                                                 (107,500)
    Dividends                                                                               (19,143)
    Due from brokers                                                                     (4,372,283)
    Investments sold, not settled                                                       (12,402,531)
    Other assets                                                                            (11,570)
   Increase (decrease) in payables:
    Administration fee                                                                       30,000
    Custodian fee                                                                            33,011
    Dividends                                                                                 5,911
    Due to advisor                                                                          283,847
    Investments purchased, not settled                                                   11,095,301
    Professional fees                                                                       152,397
    Other liabilities                                                                        30,627
----------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                   (29,793,568)

CASH FLOWS FROM FINANCING ACTIVITIES
Shareholders' subscriptions                                                              33,063,200
Net cash paid for distributions                                                              (4,431)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                33,058,769

Net increase in cash and cash equivalents                                                 3,265,201
Cash and cash equivalents--beginning of period                                              100,000
----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                               $  3,365,201
----------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               5

                                                                                                         UBS ENSO FUND

                                                                                                  FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------

                                            Period from June 1, 2008 (Commencement of Operations) to December 31, 2008

----------------------------------------------------------------------------------------------------------------------
   The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                         PERIOD FROM JUNE 1, 2008
                                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                                           TO DECEMBER 31, 2008

   PER SHARE OPERATING PERFORMANCE:

     Net asset value per share, June 1, 2008(a)                                                    $98.83

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment loss(b)                                                                          (.53)
     Net realized and unrealized loss from investments, short sales, derivative
     contracts and foreign currency transactions                                                   (47.32)
                                                                                                 --------
     TOTAL FROM INVESTMENT OPERATIONS:                                                             (47.85)

   DISTRIBUTIONS:

     Distribution from net investment income                                                         (.78)
                                                                                                 --------
   NET ASSET VALUE PER SHARE, DECEMBER 31, 2008                                                    $50.20
                                                                                                 ========

   RATIO/SUPPLEMENTAL DATA:

     Ratio of net investment loss to average net assets(c)                                          (1.63%)

     Ratio of total expenses to average net assets before reimbursement from
     Adviser(c)                                                                                     10.07%

     Ratio of reimbursement by Adviser to average net assets(c,d)                                    6.76%

     Ratio of net expenses to average net assets(c,d)                                                3.31%

     Portfolio turnover rate                                                                       314.94%

     Total return(e)                                                                               (49.05%)


     Net asset value at end of year                                                             $18,286,383


       (a)  Amount includes ($1.17) of organizational cost incurred prior to commencement of operations of the Fund.

       (b)  Based on average Shares outstanding of 314,313.

       (c)  Annualized.

       (d)  Excluding the impact of $125,000 of the total $689,660  Reimbursement  by Adviser (which  $125,000  amount represents  reimbursement of organizational  costs expensed prior to the commencement of operations),  the ratio of expenses after Adviser  reimbursement is equal to 4.54% on an annualized  basis.  This percentage reflects  the impact of the Expense  Limitation &  Reimbursement  Agreement  which  limits  non-investment related expenses to 3.25% per annum and the impact of dividend and trading expenses, which equal 1.29% per annum.

       (e)  Total  return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the  Fund's  interest  on the last  day of the  period  noted,  after  Incentive  Fee to the  Adviser,  if applicable,  and does not reflect the deduction of sales loads, if any,  incurred when  subscribing to the
            Fund.  Total returns for a period of less than a full year are not  annualized.  An individual  Investor's ratios and return may vary from the above based on  Incentive  Fee, if  applicable,  and the timing of the capital transactions.




   The accompanying notes are an integral part of these financial statements.
                                                                               6

                                                                   UBS ENSO FUND

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

1. ORGANIZATION

   UBS Enso Fund (the "Fund") was formed on November 13, 2007 as a statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment objective is to achieve consistent, risk-adjusted returns that are uncorrelated to both general market indices and hedge fund indices, while preserving capital and minimizing downside risk and volatility. The Fund seeks to achieve its investment objective by investing both long and short in a broad portfolio of global equity securities. It is expected that under normal market conditions approximately two-thirds of the Fund's assets will be invested outside of North America. Investment opportunities are evaluated using primarily bottom-up research. Subject to the core objective of capital preservation and the risk management process, the capital will be allocated in the Fund to investments viewed as having the potential for the highest expected returns under prevailing market conditions. The Fund commenced operations on June 1, 2008.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Enso Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

   The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA, or the "Administrator") and Enso Capital Management LLC ("Enso"). The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Investment Professionals employed by Enso serve as the Fund's portfolio manager (the "Portfolio Manager") and provide day-to-day management of the Fund's investment portfolio, under the oversight of UBSFA's personnel. UBSFA is a direct, wholly owned subsidiary of UBS Americas, Inc. ("UBS Americas"), which, in turn, is an indirect wholly owned subsidiary of UBS AG, a Swiss bank. UBSFA is registered as an investment adviser under the Advisers Act. UBSFA and its affiliates provide investment advisory services to registered investment companies, private investment funds and individual accounts.

   The Fund is offering up to $500,000,000 of shares of beneficial interest (the "Shares") at an initial price of $100 per Share. The Shares are being distributed by UBS Financial Services Inc. ("UBS Financial"), the Fund's principal underwriter, and other brokers or dealers. UBS Financial or its affiliates may pay from their own resources compensation to their financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders. Generally, the stated minimum investment is Shares with a value of at least $100,000, which minimum may be reduced in UBS Financial's sole discretion, but not below $25,000 for employees of UBS AG and its affiliates and members of their immediate families. To provide liquidity to shareholders, the Fund will make semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at net asset value at the Director's discretion.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   A.  PORTFOLIO VALUATION

   On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of June 1, 2008 by the Fund.

   Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

   LEVEL 1--quoted prices in active markets for identical securities.
   LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.) LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

   Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

   Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

   Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A.  PORTFOLIO VALUATION (CONTINUED)

   If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser.

   Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

   All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

   On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors, in consultation with the Adviser.

   Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A.  PORTFOLIO VALUATION (CONTINUED)

   security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

   In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

   The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   ---------------------------------------------------------------------------------------------------------------------

                                                                                                    INVESTMENTS IN
                                                                          OTHER FINANCIAL        SECURITIES SOLD, NOT
   VALUATION INPUTS                       INVESTMENTS IN SECURITIES        INSTRUMENTS *            YET PURCHASED
   ---------------------------------------------------------------------------------------------------------------------
   Level 1 - Quoted Prices                       $10,453,981                 $      --                $(28,608)
   ---------------------------------------------------------------------------------------------------------------------
   Level 2 - Other Significant
   Observable Inputs                                   1,582                  (801,075)                     --
   ---------------------------------------------------------------------------------------------------------------------
   Level 3 - Other Significant
   Unobservable Inputs                                    --                    13,369                      --
   ---------------------------------------------------------------------------------------------------------------------
   Total                                         $10,455,563                 $(787,706)               $(28,608)
   ---------------------------------------------------------------------------------------------------------------------

   * Other Financial Instruments include derivative contracts.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A.  PORTFOLIO VALUATION (CONTINUED)

   The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

   ------------------------------------------------------------------------------------------------------------------------
                                                   INVESTMENTS IN          OTHER FINANCIAL      INVESTMENTS IN SECURITIES
                                                     SECURITIES             INSTRUMENTS*         SOLD, NOT YET PURCHASED
   ------------------------------------------------------------------------------------------------------------------------
   BALANCE AS OF JUNE 1, 2008                        $      --                 $    --                     $--
   ------------------------------------------------------------------------------------------------------------------------
     Accrued discounts/premiums                             --                      --                      --
   ------------------------------------------------------------------------------------------------------------------------
     Realized gain/(loss)                                   --                      --                      --
   ------------------------------------------------------------------------------------------------------------------------
     Change in unrealized
       appreciation/depreciation                      (210,770)                 13,369                      --
   ------------------------------------------------------------------------------------------------------------------------
     Net purchases/(sales)                             210,770                      --                      --
   ------------------------------------------------------------------------------------------------------------------------
     Transfers in and/or out of Level 3                     --                      --                      --
   ------------------------------------------------------------------------------------------------------------------------
   BALANCE AS OF DECEMBER 31, 2008                   $      --                 $13,369                     $--
   ------------------------------------------------------------------------------------------------------------------------

   * Other Financial Instruments include derivative contracts.


   The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets and Liabilities.

   B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

   transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

   C.  FUND COSTS

   The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and Shareholders; all costs with respect to communications to Shareholders; and other types of expenses approved by the Directors. Offering costs are amortized to expense over twelve months on a straight line basis.

   For the period from June 1, 2008 through and including May 31, 2011, the Adviser has agreed that pursuant to an Expense Limitation Reimbursement Agreement ("the Agreement") that it will not be entitled to receive all or a portion of its advisory and administration fees (collectively, "Management Fees"), or that it will pay or absorb the ordinary operating expenses since the inception of the Fund (November 13, 2007) (or a combination of each of the foregoing), to the extent necessary to limit the specific offering, organizational and ordinary operating expenses of the Fund to 3.25% per annum of the Fund's Net Asset Value (the "Expense Limitation") which will be determined monthly or otherwise in a manner consistent with the investment advisory and administration agreements between the Fund and the Adviser, or as required by applicable law. In any month, the Adviser shall reimburse the Fund for specified expenses over the Expense Limitation by first foregoing at that time its monthly Management Fees and then by directly reimbursing the Fund for any additional excess specified expenses over the Expense Limitation for such month.

   In consideration of the Adviser's agreement to limit the Fund's expenses as provided under the Agreement, the Fund agrees to carry forward the amount of specific offering, organizational and ordinary operating expenses paid or absorbed by the Adviser, for a period not to exceed three (3) years from the date on which such expense is incurred by the Adviser ("Excess Operating Expenses") and to reimburse the Adviser in the amount of such Excess Operating Expenses as promptly as possible, on a monthly basis, but only to the extent that such reimbursement does not cause the Fund's annualized expenses for the fiscal year in which such reimbursement would otherwise be made to exceed the Expense Limitation. No such reimbursement shall be paid after the termination of this agreement on May 31, 2011.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   C.  FUND COSTS (CONTINUED)

   As of December 31, 2008, the Adviser has paid $125,000 of organizational costs on behalf of the Fund and reimbursed an additional $564,660 of expenses as part of the Agreement. The total amount of reimbursement of $689,660 is subject to recoupment by the Advisor until May 31, 2011 as per the Agreement. In addition during the year, the Adviser paid expenses to be reimbursed by the Fund of $283,847 which is reflected as Due to advisor in the Statement of Assets and Liabilities.

   D.  INCOME TAXES

   The Fund intends to elect and to qualify, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

   The Fund is subject to the provisions of Financial Accounting Standards Board
   (FASB) Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the Fund did not incur any interest or penalties.

   E.  CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets and Liabilities.

   F.  USE OF ESTIMATES

   The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS

   UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay the Administrator and the Adviser a monthly fee at an annual rate of .50% and 1.50%, respectively, of the Fund's net assets for the month. The UBS Management Fee and Advisory Fee (collectively "Management Fee") are paid to UBSFA out of the Fund's assets and debited against the Shareholders' capital account. A portion of the Advisory Fee is paid by UBSFA to Enso Capital Management, LLC.

   UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

   The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2008, UBS FSI and its affiliates earned brokerage commissions of $19,435 from portfolio transactions executed on behalf of the Fund.

   The Shares will be subject to an incentive fee (the "Incentive Fee") payable to the Adviser, generally calculated as of the end of each fiscal year and at certain other times, equal to 20% of the Fund's net profits. For the purposes of calculating the Incentive Fee for any fiscal period, net profits will be determined by taking into account net realized gain or loss (including realized gain that may have been distributed to shareholders during such fiscal period) and the net change in unrealized appreciation or depreciation of securities positions. No Incentive Fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods (the "Cumulative Loss") have been recovered by the Fund, occasionally referred to as a "high water mark" calculation. The Cumulative Loss to be recovered before payment of Incentive Fees will be reduced in certain circumstances. The Adviser will be under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of Incentive Fee for a fiscal period will not be reversed by the subsequent decline of the Fund's assets in any subsequent fiscal period.

   There was no Incentive Fee for the period from June 1, 2008 (commencement of operations) to December 31, 2008.

   Initial and additional applications for interests by eligible Shareholders may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS (CONTINUED)

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Shareholders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Shareholders twice each year in March and September. A Shareholder's interest, or portion thereof, in the Fund can only be transferred or assigned
   (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Shareholder, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

   Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2008 were $54,000.

   As described in the prospectus, certain brokerage arrangements provide that Enso Capital Management, LLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by Enso Capital Management, LLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by Enso Capital Management, LLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by Enso Capital Management, LLC.

4. ADMINISTRATION AND CUSTODIAN FEES

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

   PNC Global Investment Servicing (U.S.), Inc. ("PNC") formerly PFPC Inc., a member of The PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Shareholder related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

   Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2008 amounted to $71,975,109 and $44,852,172 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $4,035,540 and $4,619,806, respectively.

6. SHARE CAPITAL AND NET ASSET VALUE

   Pursuant to the Fund prospectus, the Fund has an authorized share capital of $500,000,000. Capital share transactions of outstanding Shares in the Fund as of December 31, 2008 are summarized as follows:

      Outstanding
        Shares
     June 1, 2008                                                                                            Net Asset
   (commencement of                         Reinvestment of                         Outstanding Shares         Value
      operations)       Subscriptions        Distributions        Redemptions        December 31, 2008       Per Share
   -------------------------------------------------------------------------------------------------------------------

       2,250               356,767              5,268                  --                 364,285              $50.20

7. FEDERAL INCOME TAX INFORMATION

   At December 31, 2008 federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

                                                                                             Net Unrealized Appreciation/
      Federal Tax Cost        Unrealized Appreciation        Unrealized Depreciation                (Depreciation)
   -----------------------------------------------------------------------------------------------------------------------

         $17,638,801                  $491,955                     $(7,675,194)                      $(7,183,239)

   The differences between the book and tax cost of securities is primarily attributable to tax deferral of losses on wash sales.

   Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or losses do not require such reclassification.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAX INFORMATION (CONTINUED)

   The following permanent differences as of December 31, 2008, were reclassified to the following accounts. They are primarily attributable to gains and losses on foreign currency transactions and non-deductible expenses.

                 Increase/(Decrease)          Increase/(Decrease)
                  Undistributed Net        Accumulated Net Realized                Increase/(Decrease)
               Investment Income/(Loss)   Gain/(Loss) on Investments            Additional Paid-In Capital
          ---------------------------------------------------------------------------------------------------

                      $709,310                     $(558,810)                          $(150,500)

   At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

               Undistributed     Capital Loss Carry           Post-October        Unrealized      Total Accumulated
              Ordinary Income          Forward                Capital Loss        Gain/(Loss)          Earnings
          --------------------------------------------------------------------------------------------------------------

                  $233,495            $(3,955,354)            $(3,295,314)       $(7,985,644)       $(15,002,817)

   At December 31, 2008, the UBS Enso Fund had a capital loss carryforward of $3,955,354 available to offset future capital gains. If not utilized against future capital gains, this capital loss carryforward will expire on December 31, 2016.

   Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, UBS Enso Fund will defer post-October capital losses of $3,295,314 to the fiscal year ended December 31, 2009.

   The differences between book basis and tax basis components of Total Accumulated Earnings is attributable primarily to the tax deferral of losses on wash sales, the deferral of post-October capital losses, and the treatment of gains and losses on certain forward contracts.

   The tax character of distributions paid during the fiscal year ended December 31, 2008 is as follows:

                  Fiscal Year Ended                 Ordinary Income
          ------------------------------------------------------------------

                     12/31/2008                        $280,931

   Distributions from net investment income and short-term capital gains are treated as ordinary income for federal tax purposes.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

 8. DUE TO BROKERS

    The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities or cash as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. The Fund had no borrowings outstanding at December 31, 2008. During the fiscal period ended December 31, 2008, the Fund recorded no interest expense.

 9. DUE FROM BROKERS

    Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets and Liabilities. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities and cash in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker.

10. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

    Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund may hold include foreign currency forwards and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities.

    Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

10. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

    instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets and Liabilities. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

    The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

    When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

10. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

    Written option activity for the fiscal period ended December 31, 2008 for UBS Enso Fund, is as follows:

    -------------------------------------------------------------------------------------------
                                                                        Amount of premiums
                                             Number of contracts             received
    -------------------------------------------------------------------------------------------
    Options outstanding at June 1,
    2008                                                --                  $    --
    -------------------------------------------------------------------------------------------
    Options written                            (12,742,383)                  40,421
    -------------------------------------------------------------------------------------------
    Options terminated in closing
    purchase transactions                        7,564,871                   (3,891)
    -------------------------------------------------------------------------------------------
    Options expired prior to exercise            5,177,512                       --
    -------------------------------------------------------------------------------------------
    Options outstanding at
    December 31, 2008                                   --                  $    --
    -------------------------------------------------------------------------------------------

    During the fiscal period ended December 31, 2008, the net realized gain on written option contracts was $36,530.

11. INDEMNIFICATION AND FINANCIAL GUARANTEES

    In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

    STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 161 (FAS 161)

    In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

                                                                   UBS ENSO FUND

--------------------------------------------------------------------------------

      PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2008

--------------------------------------------------------------------------------

13. SUBSEQUENT EVENT

    On January 20, 2009, the Board of Directors voted and approved the liquidation of the Fund and its assets in accordance with the Trust Agreement Section 3808(e) of the Delaware Statutory Trust Act (the "Delaware Act"). The Directors appointed UBSFA as the Liquidator of the Fund and delegated to UBSFA the authority to take all actions necessary to conclude the affairs of the Fund and distribute any remaining assets to the Fund's members in accordance with the Delaware Act.

    IT IS ANTICIPATED THAT THE FUND WILL LIQUIDATE AND DISSOLVE DURING THE FIRST HALF OF 2009.

                                                                                    UBS ENSO FUND
                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2008


       SHARES                                                                         FAIR VALUE
-------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (57.18%)
                    ----------------------------------
                    COMMON STOCK (57.17%)
                    ---------------------
                    BROADCAST SERVICES/PROGRAMMING (1.19%)
           16,251   Discovery Communications Inc.  *                                  $   217,601
                                                                                      -----------

                    CASINO HOTELS (1.82%)
        2,413,856   NagaCorp Ltd. - (Cayman Islands) **                                   333,259
                                                                                      -----------

                    COAL (1.87%)
           19,464   Walter Industries, Inc.  (a)                                          340,815
                                                                                      -----------

                    DIAMONDS - PRECIOUS STONES (1.49%)
           74,061   Gem Diamonds Ltd. - (British Virgin Islands) *,**                     272,326
                                                                                      -----------

                    DIVERSIFIED MINERALS (6.01%)
           67,688   Companhia Vale do Rio Doce - (Brazil)  **                             819,702
        1,323,258   MagIndustries Corp. - (Canada) *,**                                   278,694
                                                                                      -----------
                                                                                        1,098,396
                                                                                      -----------

                    ELECTRIC PRODUCTS - MISCELLANEOUS (3.35%)
          760,325   Zhuzhou CSR Times Electric Co., Ltd. - (China) **                     613,149
                                                                                      -----------

                    EXCHANGE TRADED FUND (13.85%)
           42,148   iShares FTSE/Xinhua China 25 Index Fund                             1,226,085
           15,095   SPDR Gold Trust  *                                                  1,306,019
                                                                                      -----------
                                                                                        2,532,104
                                                                                      -----------

                    GOLD MINING (1.48%)
          689,407   Central African Gold PLC - (United Kingdom) *,**                           --
           43,993   IAMGOLD Corp. - (Canada) **                                           270,836
                                                                                      -----------
                                                                                          270,836
                                                                                      -----------

                    INVESTMENT COMPANIES (0.06%)
           54,521   LonZim PLC - (United Kingdom) *,**                                     11,366
                                                                                      -----------

                    METAL - DIVERSIFIED (0.00%)
          160,786   Titanium Resources Group Ltd. - (British Virgin Islands) *,**              --
                                                                                      -----------

                    METAL PROCESSORS & FABRICATION (1.99%)
           65,874   Sterlite Industries (India) Ltd. - (India) **                         363,624
                                                                                      -----------

                    MULTIMEDIA (2.08%)
           41,880   News Corp.                                                            380,689
                                                                                      -----------

                    NON-FERROUS METALS (4.89%)
           29,820   Cameco Corp. - (Canada) **                                            508,474
          225,722   Talvivaara Mining Company PLC - (Finland) *,**                        386,194
                                                                                      -----------
                                                                                          894,668
                                                                                      -----------

                    OIL COMPANIES - EXPLORATION & PRODUCTION (6.31%)
          250,365   Dragon Oil PLC - (Ireland) *,**                                       574,141



     The preceding notes are an integral part of these financial statements.

                                                                              22


                                                                                    UBS ENSO FUND
                                                    SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2008


       SHARES                                                                         FAIR VALUE
-------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (CONTINUED)
           35,261   Petrobank Energy and Resources Ltd. - (Canada) *,**               $   580,114
                                                                                      -----------
                                                                                        1,154,255
                                                                                      -----------

                    OIL REFINING & MARKETING (2.61%)
           37,709   Frontier Oil Corp.                                                    476,265
                                                                                      -----------

                    REAL ESTATE OPERATIONS/DEVELOPMENT (0.09%)
          163,763   KDD Group NV - (Netherlands) *,**                                      16,835
                                                                                      -----------

                    REITS-MORTGAGE (1.63%)
           50,490   MFA Financial, Inc.                                                   297,386
                                                                                      -----------

                    RUBBER/PLASTIC PRODUCTS (2.25%)
          291,198   Companhia Providencia Industria e Comercio S.A. - (Brazil) *,**       412,073
                                                                                      -----------

                    TOBACCO (4.07%)
           13,207   Lorillard, Inc.  (a)                                                  744,214
                                                                                      -----------

                    TRANSPORT SERVICES (0.13%)
              720   Oesterreichische Post AG - (Austria) **                                24,120
                                                                                      -----------
                    TOTAL COMMON STOCK (Cost $15,670,311)                              10,453,981
                                                                                      -----------

    NUMBER OF
    CONTRACTS
-------------------

                    CALL OPTIONS (0.01%)
                    --------------------
                    POULTRY (0.01%)
              211   Pilgrim's Pride Corp., $20.00, 01/17/09 Call, 0.00%, 01/17/09           1,582
                                                                                      -----------
                    TOTAL CALL OPTIONS (Cost $12,975)                                       1,582
                                                                                      -----------
                    INVESTMENTS IN SECURITIES (Cost $15,683,286)                       10,455,563
                                                                                      -----------

                    SECURITIES SOLD, NOT YET PURCHASED ((0.16)%)
                    --------------------------------------------

      SHARES
-------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED ((0.16)%)
                    ----------------------------------------------
                    DIVERSIFIED BANKING INSTITUTION ((0.16)%)
             (339)  The Goldman Sachs Group, Inc.                                         (28,608)
                                                                                      -----------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(56,143))           (28,608)
                                                                                      -----------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(56,143))               (28,608)
                                                                                      -----------

                    DERIVATIVE CONTRACTS ((4.31)%)
                    ------------------------------
                    SWAPS ((4.15)%)
                    Swap Long Contracts (upfront fees $70,541)                            (78,561)
                    Swap Short Contracts                                                 (680,838)
                                                                                      -----------
                    TOTAL SWAPS (upfront fees $70,541)                                   (759,399)
                                                                                      -----------



     The preceding notes are an integral part of these financial statements.

                                                                              23


                                                                                    UBS ENSO FUND
                                                    SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2008


                    DERIVATIVE CONTRACTS (CONTINUED)                                  FAIR VALUE
                    --------------------------------
-------------------------------------------------------------------------------------------------
                    CURRENCY FORWARDS ((0.16)%)
                    Sale Contracts                                                        (28,307)
                                                                                      -----------
                    TOTAL CURRENCY FORWARDS --                                            (28,307)
                                                                                      -----------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                  (787,706)
                                                                                      -----------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
         PURCHASED AND DERIVATIVE CONTRACTS -- 52.71%                                   9,639,249
                                                                                      -----------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 47.29%                          8,647,134
                                                                                      -----------
         TOTAL NET ASSETS -- 100.00%                                                  $18,286,383
                                                                                      ===========

*   Non income-producing security.
**  Foreign
(a) Partially or wholly held ($190,569 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.










     The preceding notes are an integral part of these financial statements.

                                                                                    UBS ENSO FUND
                                                    SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2008


EQUITY SWAPS
------------

UBS ENSO FUND HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF DECEMBER 31, 2008:

      SHARES       MATURITY                              DESCRIPTION                                     FAIR VALUE
      ------         DATE                                -----------                                     ----------
                   --------

       Buy         09/16/10  Agreement with Goldman Sachs & Co., to receive the total return of
    418,858.32               the ENSO Custom Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 650 bps. (upfront
                             fees $70,541)                                                               $  29,320

       Buy         12/07/18  Agreement with Goldman Sachs & Co., to receive the total return of
      40,743                 the ENSO Custom Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 60 bps.                    $  22,772

       Buy         12/03/09  Agreement with Goldman Sachs & Co., to receive the total return of
    1,055,708                the ENSO Custom Index AUD Basket in an exchange for an amount to be
                             paid monthly, equal to the AUD LIBOR-BBA Monthly plus 60 bps.               $ (13,466)

       Buy         10/12/09  Agreement with Goldman Sachs & Co., to receive the total return of
     125,545                 the ENSO Custom Index GBP Basket in an exchange for an amount to be
                             paid monthly, equal to the GBP LIBOR-BBA Monthly plus 40 bps.               $(117,187)
                                                                                                         ----------

                             Total Swap Long Contracts                                                   $ (78,561)
                                                                                                         ----------

       Sell        06/05/09  Agreement with Goldman Sachs & Co., to deliver the total return of
     (50,071)                the ENSO Custom Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus between 40 and 390
                             bps.                                                                        $(253,125)

       Sell        12/22/09  Agreement with Goldman Sachs & Co., to deliver the total return of
    (204,000)                the Li & Fung Ltd. Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 250 bps.                   $  49,001

       Sell        09/11/09  Agreement with Goldman Sachs & Co., to deliver the total return of
     (8,302)                 the GS Consumer Basket 3 Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus between 175
                             bps and 280 bps.                                                            $ (35,468)

       Sell        09/29/09  Agreement with Goldman Sachs & Co., to deliver the total return of
      (267)                  the ENSO Custom Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 275 bps.                   $  (6,837)

       Sell        08/04/09  Agreement with Goldman Sachs & Co., to deliver the total return of
     (1,264)                 the S-Oil Corp. Index in an exchange for an amount to be paid
                             monthly, equal to the USD LIBOR-BBA Monthly plus 150 bps.                   $  (5,052)

       Sell        06/04/09  Agreement with Goldman Sachs & Co., to deliver the total return of
    (164,247)                the ENSO Custom Index MXN Basket in an exchange for an amount to be paid monthly, equal to the MXN TIIE FX Monthly plus between 300 and
                             375 bps.                                                                    $(107,381)

       Sell        06/04/10  Agreement with Goldman Sachs & Co., to deliver the total return of
     (50,187)                the ENSO Custom Index EURO Basket in an exchange for an amount to be paid monthly, equal to the EUR EONIA Monthly plus between 0 and
                             100 bps.                                                                    $(303,775)




     The preceding notes are an integral part of these financial statements.

                                                                              25


                                                                                    UBS ENSO FUND
                                                    SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2008


EQUITY SWAPS (CONTINUED)
------------------------

      SHARES       MATURITY                              DESCRIPTION                                     FAIR VALUE
      ------         DATE                                -----------                                     ----------
                   --------

       Sell        12/21/09  Agreement with Goldman Sachs & Co., to deliver the total return of
     (10,500)                the Hennes & Mauritz AB Index in an exchange for an amount to be
                             paid monthly, equal to the EUR EONIA Monthly plus 275 bps.                  $ (12,874)

       Sell        12/22/09  Agreement with Goldman Sachs & Co., to deliver the total return of
     (47,500)                the Daily Mail and General Trust PLC Index in an exchange for an amount to be paid monthly, equal to the GBP LIBOR-BBA Monthly plus
                             75 bps.                                                                     $   2,845

       Sell        11/19/09  Agreement with Goldman Sachs & Co., to deliver the total return of
     (43,300)                the TonenGeneral Sekiyu KK Index in an exchange for an amount to be paid monthly, equal to the JPY LIBOR-BBA Monthly plus between 275
                             and 350 bps.                                                                $  (8,172)
                                                                                                         ----------

                             Total Swap Short Contracts                                                  $(680,838)
                                                                                                         ----------

                             Total Swap Contracts                                                        $(759,399)
                                                                                                         ==========










     The preceding notes are an integral part of these financial statements.

                                                                                                               UBS ENSO FUND
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                           DECEMBER 31, 2008


FOREIGN CURRENCY FORWARDS
-------------------------
UBS ENSO FUND HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF DECEMBER 31, 2008:
---------------------------------------------------------------------------------------

                                                                 Value on                                   Net
Open Foreign Currency                                           Settlement                               Unrealized
Sale Contracts                                                     Date         Current Value    Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------------
Australian Dollar
expiring 01/30/09                                              $  (175,476)      $  (176,472)             $   (996)
----------------------------------------------------------------------------------------------------------------------------
Brazilian Real
expiring 02/03/09                                                 (245,952)         (253,736)               (7,784)
----------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 01/30/09                                               (1,835,047)       (1,867,440)              (32,393)
----------------------------------------------------------------------------------------------------------------------------
Canadian Dollar
expiring 01/30/09                                                 (943,938)         (931,072)               12,866
----------------------------------------------------------------------------------------------------------------------------


                                                                                                         $ (28,307)
                                                                                                         ==========

Total net unrealized appreciation on foreign currency forwards                                           $ (28,307)
                                                                                                         ==========



                                                                                                  December 31, 2008
Investments in Securities - By Country                                                 Percentage of Net Assets (%)
--------------------------------------                                                 ----------------------------
  United States                                                                                           27.31%
  Canada                                                                                                   8.96%
  Brazil                                                                                                   6.73%
  China                                                                                                    3.35%
  Ireland                                                                                                  3.14%
  Finland                                                                                                  2.11%
  India                                                                                                    1.99%
  Cayman Islands                                                                                           1.82%
  British Virgin Islands                                                                                   1.49%
  Austria                                                                                                  0.13%
  Netherlands                                                                                              0.09%
  United Kingdom                                                                                           0.06%



                                                                                                  December 31, 2008
Investments in Foreign Currency Forwards - By Currency                                 Percentage of Net Assets (%)
------------------------------------------------------                                 ----------------------------
  Canadian Dollar                                                                                          0.07%
  Australian Dollar                                                                                       (0.01%)
  Brazilian Real                                                                                          (0.04%)
  British Pounds                                                                                          (0.18%)




     The preceding notes are an integral part of these financial statements.

SHAREHOLDER TAX INFORMATION (unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (December 31, 2008) as to the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended December 31, 2008, the following dividends and distributions were paid by the Fund:

            Ordinary Income                   Long-Term Capital Gains
       -------------------------------------------------------------------

               $280,931                                $--

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend income tax rate is 6%.

The percentage of ordinary income dividends qualifying for the corporate dividend received deduction is 6%.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.





UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and Officers of the Fund as of 12/31/08 is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND          OTHER TRUSTEESHIPS/
                              TERM OF OFFICE                                               COMPLEX         DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND        AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN         DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS        TIME SERVED(1)            DURING PAST 5 YEARS              BY DIRECTOR              COMPLEX
----------------------        --------------            -------------------              -----------              -------
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Meyer Feldberg (66) (3)      Term -- Indefinite   Dean and Professor of Management of    See Footnote  Director of: Primedia, Inc.,
UBS Financial Services Inc.  Length -- since      the Graduate School of Business,            2.       Macy's, Inc., Revlon, Inc.,
51 West 52nd Street          Commencement of      Columbia University; Senior Advisor to               NYC Ballet and SAPPI Ltd.
New York, NY 10019           Operations           Morgan Stanley                                       Advisory Director of Welsh
Director                                                                                               Carson Anderson & Stowe.
------------------------------------------------------------------------------------------------------------------------------------

George W. Gowen (79)         Term -- Indefinite   Law partner of Dunnington, Bartholow        12       None
UBS Financial Services Inc.  Length -- since      & Miller
51 West 52nd Street          Commencement of
New York, NY 10019           Operations
Director
------------------------------------------------------------------------------------------------------------------------------------

Stephen H. Penman (62)       Term -- Indefinite   Professor of Financial Accounting of        12       None
UBS Financial Services Inc.  Length -- since      Graduate School of Business, Columbia
51 West 52nd Street          July 2004            University
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------

Virginia G. Breen (45)       Term -- Indefinite   General Partner of Sienna Ventures and      12       Director of: Modus Link, Inc;
UBS Financial Services Inc.  Length -- since      General Partner of Blue Rock Capital                 Excelsior Absolute Return
51 West 52nd Street          inception                                                                 Fund of Funds, L.L.C.;
New York, NY 10019                                                                                     Excelsior Buyout Investors,
Director                                                                                               L.L.C.; Excelsior LaSalle
                                                                                                       Property Fund Inc; UST
                                                                                                       Global Private Markets Fund
                                                                                                       L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Robert F. Aufenanger (55)    Term -- Indefinite   Executive Director of UBS Alternative      N/A                   N/A
UBS Financial Services Inc.  Length -- since      Investments US since April 2007.
51 West 52nd Street          May 1, 2007          Prior to April 2007, Chief Financial
New York, NY 10019                                Officer and Senior Vice President of
Principal Accounting Officer                      Alternative Investments Group at U.S.
                                                  Trust Corporation from 2003 - 2007.
------------------------------------------------------------------------------------------------------------------------------------

Frank Pluchino (49)          Term -- Indefinite   Assistant Director of Compliance of        N/A                   N/A
UBS Financial Services Inc.  Length -- since      UBS Financial Services Inc. since 2003
1000 Harbor Boulevard        July 19, 2005        and Deputy Director of Compliance
Weehawken, NJ 07086                               UBS Financial Services of Puerto Rico
Chief Compliance Officer                          Inc. since October 2006. Prior to 2003,
                                                  Chief Compliance Officer of
                                                  LibertyView Capital Management, Inc.,
                                                  an investment adviser, and LibertyView
                                                  Alternative Asset Management, Inc., an
                                                  NASD broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------




UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND         OTHER TRUSTEESHIPS/
                              TERM OF OFFICE                                               COMPLEX        DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND        AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN        DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS        TIME SERVED(1)            DURING PAST 5 YEARS              BY DIRECTOR             COMPLEX
----------------------        --------------            -------------------              -----------             -------
------------------------------------------------------------------------------------------------------------------------------------

Craig Goos (39)              Term -- Indefinite   Managing Director UBS Alternative          N/A                   N/A
UBS Financial Services Inc.  Length -- since      Investments US since September 2008.
51 West 52nd Street          September 18,        Prior to September 2008, Managing
New York, NY 10019           2008                 Director of Bear Stearns Alternative
Principal Executive Officer                       Investment platform from 2004 - 2008.
------------------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Mr. Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     Proxy Voting
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.




UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

      (a) The aggregate fees billed from Registrant's inception on June 1, 2008 through December 31, 2008 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal period is $44,920 for 2008. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

      (b) The aggregate fees billed from Registrant's inception on June 1, 2008 through December 31, 2008 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item is $5,500 for 2008. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

      (c) The aggregate fees billed from Registrant's inception on June 1, 2008 through December 31, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2008.

All Other Fees
--------------

      (d) The aggregate fees billed from Registrant's inception on June 1, 2008 through December 31, 2008 for products and services provided by the principal accountant, other than the services reported in paragraphs
          (a) through (c) of this Item is $0 for 2008.

   (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

   (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

      (f) Not applicable.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant from Registrant's inception on June 1, 2008 through December 31, 2008 is $2.240 million for 2008.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

      (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

      (b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of the Fund has determined to liquidate the Fund, and shares of the Fund are no longer being offered.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of the Fund has determined to liquidate the Fund, and shares of the Fund are no longer being offered. As of December 31, 2008, the Portfolio Manager may be considered to have been the beneficial owner of interests in the Fund with a value of $100,001-$500,000.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Enso Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date            3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date            3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date            3/6/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.